Trade Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2024
Trade Accounts Payable
Schedule of trade accounts payable

	12.31.24	12.31.23
Trade accounts payable
Domestic market
Third parties	10,888,870	10,575,915
Related parties	36,380	21,482

Foreign market
Third parties	2,833,403	2,157,491
Related parties	5,587	3,663
	13,764,240	12,758,551

(-) Adjustment to present value ("APV")	(194,190)	(166,123)
	13,570,050	12,592,428

Current	13,558,284	12,592,006
Non-current	11,766	422